Summary of Operation Income (Loss), Net by Geographical Areas (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental income	$ 71,206	$ 2,965	$ 493
Total net income (loss)	15,693	(13,191)	(13,254)
PRC (excluding Hong Kong)
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental income	71,206	2,965	493
Total net income (loss)	25,062	(8,364)	(10,590)
Hong Kong
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net income (loss)	$ (9,369)	$ (4,827)	$ (2,664)